CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2026	Dec. 31, 2025
CONDENSED BALANCE SHEETS
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	100	100
Common stock, shares issued (in shares)	100	100
Common stock, shares outstanding (in shares)	100	100